Post-employment Benefits (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Post-employment benefits, balance at beginning	R$ 1,158,709	R$ 1,484,243
Appropriation of actuarial calculation	134,384	134,044
Appropriation of pension and healthcare contributions	100,451	123,667
Adjustment related to actuarial gains (loss)	284,729	(363,465)
Amortizations	(200,116)	(219,780)
Post-employment benefits, balance at ending	R$ 1,478,157	R$ 1,158,709